Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 5,309	$ 8,552
Restricted deposits	300	511
Short-term deposits		4,042
Prepaid expenses and other current assets	458	1,089
Total current assets	6,067	14,194
LONG-TERM ASSETS:
Property and equipment, net	7,621	9,247
Operating lease right-of-use assets	1,597	2,431
Other long-term assets	87	99
Total long-term assets	9,305	11,777
Total assets	15,372	25,971
CURRENT LIABILITIES:
Current maturities of long-term debt	4,003	4,024
Accrued expenses and other current liabilities	1,971	2,429
Trade payables	772	1,141
Current maturities of operating lease liabilities	540	959
Total current liabilities	7,286	8,553
LONG-TERM LIABILITIES:
Long-term debt	6,379	7,574
Deferred revenues	2,548	2,548
Long-term operating lease liabilities	857	1,173
Other liabilities	398	294
Total long-term liabilities	10,182	11,589
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS’ EQUITY (DEFICIT):
Ordinary shares, no par value *) - Authorized: 107,800,000 and 47,800,000 shares at December 31, 2023 and 2022, respectively; Issued and outstanding: 1,653,559 and 669,605 shares at December 31, 2023 and 2022, respectively
Additional paid-in capital	236,213	220,273
Accumulated deficit	(238,309)	(214,444)
Total shareholders’ equity (deficit)	(2,096)	5,829
Total liabilities and shareholders’ equity (deficit)	$ 15,372	$ 25,971